Commitments and Contingencies - Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Concentration of Risk
Aggregate unpaid principal balance of loans secured by properties	$ 308,477	$ 37,035	$ 164,422
Mortgage loans | Geographic concentration | California Country
Concentration of Risk
Percentage of risk	77.00%
Mortgage loans | Investor concentration | Largest investors
Concentration of Risk
Percentage of risk	81.00%
Number of investors | item	7
Properties kept as security for long-term mortgage portfolio | Geographic concentration | California Country
Concentration of Risk
Aggregate unpaid principal balance of loans secured by properties	$ 817,100
Percentage of risk	46.00%
Properties kept as security for long-term mortgage portfolio | Geographic concentration | Florida
Concentration of Risk
Aggregate unpaid principal balance of loans secured by properties	$ 204,600
Percentage of risk	12.00%